SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property, Plant, and Equipment) (Details)	24 Months Ended
Dec. 31, 2011
Buildings [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	30 years
Machinery and equipment [Member] | Minimum [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	5 years
Machinery and equipment [Member] | Maximum [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	10 years
Vehicles [Member] | Minimum [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	3 years
Vehicles [Member] | Maximum [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	5 years
Office and computer equipment [Member] | Minimum [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	3 years
Office and computer equipment [Member] | Maximum [Member]
Property and Equipment [Line Items]
Property and Equipment Useful Life	10 years